Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2075
Amount Registered | shares	111,949,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 111,949,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,460.16
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-270460) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.